Fair Value of Financial Instruments - Cash Equivalents and Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	$ 152,974	$ 65,741
Unrealized Losses	(588)
Estimated Fair Value	490,967	$ 68,990
Amortized Cost	644,529
Estimated Fair Value	643,941
Cash equivalents: | Money market funds
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	102,978
Cash equivalents: | U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	49,996
Short-term investments: | U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	330,618
Unrealized Losses	(565)
Estimated Fair Value	330,053
Short-term investments: | Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	160,937
Unrealized Losses	(23)
Estimated Fair Value	$ 160,914